PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	Computers & Equipment	Vehicles	Furniture & Equipment	Capital Work In Progress	Total

Costs
Balance, January 1, 2023	29,019	181,052	33,310	279,025	522,406
Additions	6,664	-	1,039	704	8,407
Impairments	-	-	-	(268,743)	(268,743)
Translation differences	(1,519)	(9,419)	(1,735)	(10,986)	(23,659)
Balance, December 31, 2023	34,164	171,633	32,614	-	238,411
Additions	-	-	-	-	-

Impairments	-	-	-	-	-
Translation differences	2,448	13,788	2,621	-	18,857
Balance, December 31, 2024	$36,612	$185,421	$35,235	$-	$257,268

Accumulated depreciation
Balance as of January 1, 2023	27,588	169,535	30,168	-	227,291
Depreciation	2,172	9,377	1,897	-	13,446
Translation differences	(1,439)	(8,839)	(1,573)	-	(11,851)
Balance, December 31, 2023	28,321	170,073	30,492	-	228,886
Depreciation	3,204	1,582	584	-	5,370

Translation differences	2,299	13,766	2,488	-	18,553
Balance, December 31, 2024	$33,824	$185,421	$33,564	$-	$252,809
Net book value
At December 31, 2023	$5,843	$1,560	$2,122	$-	$9,525
At December 31, 2024	$2,788	$-	$1,671	$-	$4,459